Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	¥ 151	¥ 148
Derivative financial instruments, current assets		(11)
Derivative financial instruments, noncurrent assets	151	137
Derivative financial instruments, liabilities	325	58
Derivative financial instruments, current liabilities	(324)	(11)
Derivative financial instruments, noncurrent liabilities	1	47
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	151	137
Derivative financial instruments, liabilities	14	47
Forward foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets		11
Derivative financial instruments, current assets		(11)
Derivative financial instruments, liabilities	311	11
Derivative financial instruments, current liabilities	¥ (324)	¥ (11)